Deferred Income Tax Assets And Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Deferred Income Tax Assets And Liabilities [Line Items]
Accrued liabilities and deferred income	$ 209		$ 179
Provision for doubtful accounts	12		10
Acquisition and integration-related liabilities	10		8
Convertible note hedge	1		3
Valuation allowance	(28)		(22)
Current deferred income tax assets	204		178
Accrued liabilities and deferred income	5		6
Prepaid expenses	22		26
Current deferred income tax liabilities	27		32
Current net deferred income tax assets	177		146
Net tax loss carryforwards	1,431		1,454
Accrued liabilities and deferred income	137		151
Depreciation and amortization	15		54
Tax credits	75		62
Convertible note hedge	0		2
Acquisition and integration-related liabilities	16		16
Other	46		36
Valuation allowance	(319)	[1]	(276)	[1]
Non-current deferred income tax assets	1,401		1,499
Depreciation and amortization	101		42
Other	1		3
Non-current deferred income tax liabilities	102		45
Non-current net deferred income tax assets	1,299		1,454
Vehicle Programs
Deferred Income Tax Assets And Liabilities [Line Items]
Depreciation and amortization	51		49
Deferred income tax assets	51		49
Depreciation and amortization	2,228		2,212
Deferred income tax liabilities	2,228		2,212
Net deferred income tax liabilities under vehicle programs	$ 2,177		$ 2,163

[1]	The valuation allowance of $347 million at December 31, 2013 relates to tax loss carryforwards, foreign tax credits and certain state deferred tax assets of $279 million, $46 million and $22 million, respectively. The valuation allowance will be reduced when and if the Company determines it is more likely than not that the related deferred income tax assets will be realized. The valuation allowance of $298 million at December 31, 2012 relates to tax loss carryforwards, foreign tax credits and certain state deferred tax assets of $227 million, $53 million and $18 million, respectively.